Deferred revenue - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Rendering of services
Noncurrent	$ 1,394	₨ 96,392	₨ 599,612
Current	$ 8,377	579,319	871,098
Total deferred revenue		675,711	1,470,710	₨ 998,265
Global Distribution System providers
Rendering of services
Total deferred revenue		652,895	1,365,932
Loyalty program
Rendering of services
Total deferred revenue		₨ 22,816	₨ 104,778